Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Statutory income tax rate	21.00%	21.00%
Net valuation allowance, increased (decreased)	$ 3.8	$ 5.6
Domestic tax authority [Member]
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 80.5
Net operating loss carry-forwards expiration	2027
Research and development tax credit carry-forwards	$ 1.5
State and local jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 38.9
Net operating loss carry-forwards expiration	2030
Research and development tax credit carry-forwards	$ 1.4